Accrued Liabilities and Other Payables - Schedule of accrued liabilities and other payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued Liabilities and Other Payables [Abstract]
Accrued marketing expenses	¥ 204,064		¥ 173,944
Accrued liabilities for learning services and online marketing services	174,740		141,521
Operating lease liabilities-current portion	35,562		46,688
Accrued outside labor service fee	31,859		22,975
Accrued technical expenses	28,242		29,890
Warehousing and logistics fee	20,772		11,323
Accrued administrative expenses	20,338		26,717
Accrued professional fee	8,784		10,177
Payables for property, equipment and software	5,690		14,088
Unpaid consideration for business combination	5,129		5,129
Deferred government grant			11,503
Others	29,742		21,612
Total	¥ 564,922	$ 81,907	¥ 515,567